PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 4,036
Balance at end of period	3,783	$ 4,036
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	409
Balance at end of period	384	409
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,820	4,917
Additions (cash and non-cash)	133	315
Dispositions	(26)	(155)
Acquisitions through business combinations	85	0
Transfers and assets reclassified as held for sale	(20)	(3)
Foreign currency translation and other	(309)	(254)
Balance at end of period	4,683	4,820
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(784)	(599)
Depreciation/depletion expense	(165)	(341)
Dispositions	13	138
Transfers and assets reclassified as held for sale	3	(14)
Foreign currency translation and other	33	32
Balance at end of period	$ (900)	$ (784)